Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006

Tele: (202) 261-3300
Fax: (202) 261-3333

August 6, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:PIMCO Funds: Pacific Investment Management Series
      File Nos. 33-12113 and 811-5028

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 81, which was filed electronically with the Securities and Exchange Commission on July 31, 2003.

Very truly yours,

/s/ Robert W. Helm